Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42039
Entity Registrant Name	Viking Holdings Ltd
Entity Central Index Key	0001745201
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	94 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	VIK
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Ernst & Young AS
Auditor Location	Oslo, Norway
Auditor Firm ID	1572
Ordinary Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	314,950,576
Special Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	127,771,124
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Leah Talactac
Entity Address, Address Line One	5700 Canoga Avenue
Entity Address, City or Town	Woodland Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91367
City Area Code	818
Local Phone Number	227-1234